8. LEASES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Leases [Abstract]
Rent expense	$ 114,790	$ 85,565	$ 320,154	$ 177,801